Quarterly Report
February 28, 2023
MFS®  International Intrinsic Value Fund
FGI-Q3

Portfolio of Investments
2/28/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.2%
Airlines – 0.9%
Ryanair Holdings PLC, ADR (a)	2,069,998	$192,033,715
Alcoholic Beverages – 4.4%
Diageo PLC	10,456,980	$443,883,839
Pernod Ricard S.A.	2,278,449	476,440,129
		$920,323,968
Apparel Manufacturers – 2.0%
Adidas AG	927,377	$138,952,354
Compagnie Financiere Richemont S.A.	995,229	149,783,629
LVMH Moet Hennessy Louis Vuitton SE	167,058	139,414,079
		$428,150,062
Automotive – 1.2%
Compagnie Generale des Etablissements Michelin	3,899,672	$122,647,408
Knorr-Bremse AG	1,887,895	128,635,521
		$251,282,929
Brokerage & Asset Managers – 2.8%
Deutsche Boerse AG	2,400,341	$418,908,565
Euronext N.V.	2,403,295	175,751,407
		$594,659,972
Business Services – 4.3%
Experian PLC	8,670,996	$292,558,856
Intertek Group PLC	3,733,679	187,456,636
Nomura Research Institute Ltd.	7,469,854	166,783,123
SGS S.A.	109,775	251,520,359
		$898,318,974
Chemicals – 1.0%
Givaudan S.A.	67,009	$202,126,208
Computer Software – 6.2%
ANSYS, Inc. (a)	765,517	$232,418,616
Cadence Design Systems, Inc. (a)	2,947,080	568,609,615
Dassault Systemes SE	3,689,310	142,741,811
NICE Systems Ltd., ADR (a)	337,429	69,986,149
SAP SE	2,572,010	292,390,100
		$1,306,146,291
Computer Software - Systems – 4.1%
Amadeus IT Group S.A. (a)	3,990,335	$250,702,206
Cap Gemini S.A.	906,717	170,564,239
Samsung Electronics Co. Ltd.	9,456,193	433,058,980
		$854,325,425
Construction – 1.8%
CRH PLC	4,421,820	$208,218,142
Geberit AG	316,618	171,108,523
		$379,326,665
Consumer Products – 6.6%
Beiersdorf AG	1,645,064	$196,618,145
Kobayashi Pharmaceutical Co. Ltd.	1,472,400	88,675,994
KOSE Corp.	470,700	53,204,605

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
L’Oréal S.A.	726,152	$288,095,818
Lion Corp.	6,167,500	66,496,934
Reckitt Benckiser Group PLC	4,955,255	343,439,830
ROHTO Pharmaceutical Co. Ltd. (h)	13,661,200	248,330,726
Svenska Cellulosa Aktiebolaget	7,751,914	108,340,181
		$1,393,202,233
Electrical Equipment – 6.9%
Legrand S.A.	6,065,221	$561,969,944
Schneider Electric SE	4,995,414	803,748,464
Yokogawa Electric Corp.	6,106,100	91,218,151
		$1,456,936,559
Electronics – 6.4%
Analog Devices, Inc.	2,203,700	$404,312,839
ASML Holding N.V.	198,948	122,889,500
DISCO Corp.	467,600	146,645,514
Hirose Electric Co. Ltd. (h)	2,480,600	303,345,379
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,194,999	365,258,563
		$1,342,451,795
Energy - Independent – 1.8%
Woodside Energy Group Ltd.	16,079,914	$388,552,432
Energy - Integrated – 3.5%
Galp Energia SGPS S.A., “B”	6,346,600	$77,599,927
Petroleo Brasileiro S.A., ADR	9,955,033	97,161,122
TotalEnergies SE	8,926,060	552,964,663
		$727,725,712
Food & Beverages – 6.0%
Chocoladefabriken Lindt & Sprungli AG	6,507	$71,298,232
Ezaki Glico Co. Ltd.	3,071,100	77,141,214
ITO EN Ltd.	2,217,700	74,762,168
Nestle S.A.	7,019,612	790,614,685
Toyo Suisan Kaisha Ltd. (h)	6,070,300	245,656,443
		$1,259,472,742
Food & Drug Stores – 0.1%
Ocado Group PLC (a)	3,229,077	$21,315,911
Insurance – 0.5%
Hiscox Ltd.	7,739,693	$106,130,445
Machinery & Tools – 6.8%
Epiroc AB	9,342,617	$179,837,345
GEA Group AG	4,989,614	219,650,086
IMI PLC (h)	16,960,315	317,639,076
Schindler Holding AG	1,187,002	266,424,826
SMC Corp.	555,600	281,972,458
Spirax-Sarco Engineering PLC	1,213,241	170,524,660
		$1,436,048,451
Major Banks – 4.5%
Bank of Ireland Group PLC	28,259,255	$311,750,651
NatWest Group PLC	7,138,449	25,098,287
Resona Holdings, Inc.	49,126,900	270,575,905

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS Group AG	15,553,877	$337,714,906
		$945,139,749
Medical & Health Technology & Services – 0.9%
Haleon PLC (a)	49,400,942	$191,308,848
Medical Equipment – 4.3%
Agilent Technologies, Inc.	1,322,122	$187,701,660
Bruker BioSciences Corp.	2,686,646	185,163,642
EssilorLuxottica	1,399,748	243,396,328
Shimadzu Corp.	10,331,500	298,589,494
		$914,851,124
Metals & Mining – 1.1%
Glencore PLC	38,816,399	$231,280,388
Other Banks & Diversified Financials – 5.1%
AIB Group PLC	52,067,542	$222,820,584
CaixaBank S.A.	64,580,777	276,780,223
Chiba Bank Ltd.	18,834,600	137,917,052
Hachijuni Bank Ltd.	10,338,900	46,775,825
Julius Baer Group Ltd.	1,512,252	100,126,384
Jyske Bank A.S. (a)	1,312,546	110,046,417
Mebuki Financial Group, Inc.	22,597,670	60,745,086
North Pacific Bank Ltd.	15,497,700	36,082,192
Sydbank A.S.	1,740,408	88,689,196
		$1,079,982,959
Pharmaceuticals – 2.5%
Bayer AG	3,221,744	$191,815,911
Roche Holding AG	1,131,698	326,586,523
		$518,402,434
Precious Metals & Minerals – 4.2%
Agnico Eagle Mines Ltd. (l)	3,377,598	$155,500,701
Franco-Nevada Corp.	4,612,540	588,762,251
Wheaton Precious Metals Corp.	3,645,261	151,874,744
		$896,137,696
Printing & Publishing – 1.3%
Wolters Kluwer N.V.	2,417,681	$279,883,384
Real Estate – 1.2%
LEG Immobilien SE	1,195,086	$86,940,810
TAG Immobilien AG	5,004,797	39,887,064
Vonovia SE, REIT	5,170,613	130,434,588
		$257,262,462
Specialty Chemicals – 3.5%
Croda International PLC	1,186,752	$93,671,526
Kansai Paint Co. Ltd.	4,955,300	66,456,449
Novozymes A.S.	4,350,543	209,704,946
Sika AG	604,524	169,383,536
Symrise AG	1,978,301	202,548,989
		$741,765,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 0.3%
Zalando SE (a)	1,525,982	$60,687,551
Total Common Stocks		$20,275,232,530
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67	11/20/23	4,568,796	$5,335,962

Investment Companies (h) – 3.7%
Money Market Funds – 3.7%
MFS Institutional Money Market Portfolio, 4.55% (v)	779,776,155	$779,776,155
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.59% (j)	28,819,629	$28,819,628

Other Assets, Less Liabilities – (0.1)%		(20,743,313)
Net Assets – 100.0%		$21,068,420,962
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,894,747,779 and $19,194,416,496, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$20,280,568,492	$—	$—	$20,280,568,492
Mutual Funds	808,595,783	—	—	808,595,783
Total	$21,089,164,275	$—	$—	$21,089,164,275
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
Hirose Electric Co. Ltd.	$356,896,633	$—	$10,533,591	$(357,317)	$(42,660,346)	$303,345,379
IMI PLC	301,554,515	—	—	—	16,084,561	317,639,076
ITO EN Ltd.*	191,926,495	—	86,109,530	34,289,864	(65,344,661)	—
MFS Institutional Money Market Portfolio	919,522,220	3,262,263,813	3,402,047,902	68,204	(30,180)	779,776,155
ROHTO Pharmaceutical Co. Ltd.	196,795,568	—	28,947,053	4,260,189	76,222,022	248,330,726
Toyo Suisan Kaisha Ltd.	266,668,004	—	42,599,017	2,097,890	19,489,566	245,656,443
	$2,233,363,435	$3,262,263,813	$3,570,237,093	$40,358,830	$3,760,962	$1,894,747,779
Affiliated Issuers	Dividend Income	Capital Gain Distributions
Hirose Electric Co. Ltd.	$3,514,867	$—
IMI PLC	1,720,921	—
ITO EN Ltd.*	—	—
MFS Institutional Money Market Portfolio	15,904,084	—
ROHTO Pharmaceutical Co. Ltd.	955,335	—
Toyo Suisan Kaisha Ltd.	1,638,681	—
	$23,733,888
*Held at period end. No longer considered an affiliated issuer.
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2023, are as follows:
France	17.4%
Switzerland	13.5%
Japan	13.1%
United Kingdom	11.5%
United States	11.4%
Germany	10.0%
Ireland	4.4%
Canada	4.2%
Spain	2.5%
Other Countries	12.0%